Segment information - Consolidated depreciation and impairment of property and equipment and operating lease cost relating to land use rights by segments and others (Details)
¥ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	¥ 26,640	$ 3,690	¥ 27,799	¥ 27,808
Total segments
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	24,450		25,820	26,245
Total segments | Taobao and Tmall Group
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	464		345	450
Total segments | Cloud intelligence group
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	14,335		16,589	16,572
Total segments | International Digital Commerce Group
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	961		712	593
Total segments | Cainiao Smart Logistics Network Limited
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	1,254		909	733
Total segments | Local Services Group
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	113		106	137
Total segments | Digital Media and Entertainment Group
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	45		55	58
Total segments | All others
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	¥ 7,278		¥ 7,104	¥ 7,702